OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 6,160	$ 5,270
Accrued income	3,259	7,005
Prepaid expenses	8,729	2,487
Other receivables	2,227	2,278
Total other current assets	$ 20,375	$ 17,040